Condensed Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 2,958	$ 2,711,606	$ (881,963)	$ 1,832,601
Balance, shares at Dec. 31, 2015	29,576,998
Fair value of common stock issued to employees	$ 14	110,986		111,000
Fair value of common stock issued to employees, shares	145,000
Net loss			(538,710)	(538,710)
Balance at Dec. 31, 2016	$ 2,972	2,822,592	(1,420,673)	1,404,891
Balance, shares at Dec. 31, 2016	29,721,998
Net proceeds from sale of common stock	$ 51	454,949		455,000
Net proceeds from sale of common stock, shares	511,957
Fair value of common stock issued for services	$ 172	2,480,828		2,481,000
Fair value of common stock issued for services, shares	1,717,000
Fair value of common stock issued to employees	$ 579	3,286,921		3,287,500
Fair value of common stock issued to employees, shares	5,786,765
Fair value of common stock purchased by officer	$ 78	399,922		400,000
Fair value of common stock purchased by officer, shares	784,314
Deemed dividend related to sale of Series-A Convertible Preferred Shares		(606,948)		(606,948)
Fair value of vested stock options to former chief executive officer		274,096		274,096
Net loss			(14,021,728)	(14,021,728)
Balance at Dec. 31, 2017	$ 38,522	9,077,690	(15,442,401)	(6,326,189)
Balance, shares at Dec. 31, 2017	38,522,034
Net proceeds from sale of common stock	$ 1,322	1,566,678		1,568,000
Net proceeds from sale of common stock, shares	1,321,538
Fair value of common stock issued for services	$ 1,270	1,635,530		1,636,800
Fair value of common stock issued for services, shares	1,270,000
Fair value of common stock issued to employees	$ 250	690,792		691,042
Fair value of common stock issued to employees, shares	250,000
Shares issued on exercise of warrants	$ 1,306	1,435,690		1,436,996
Shares issued on exercise of warrants, shares	1,306,360
Shares issued on conversion of convertible note payable	$ 1,788	1,786,294		1,788,082
Shares issued on conversion of convertible note payable, shares	1,788,082
Shares issued on conversion of Series-A Convertible Preferred Shares	$ 369	368,181		368,550
Shares issued on conversion of Series-A Convertible Preferred Shares, shares	368,550
Extinguishment of derivative liability		1,799,003		1,799,003
Fair value of warrants issued for financing costs		1,140,000		1,140,000
Fair value of warrants issued for acquisition of intangible assets from related party		5,450,000		5,450,000
Fair value of vested stock options to former chief executive officer		561,671		561,671
Net loss			(10,451,973)	(10,451,973)
Balance at Jun. 30, 2018	$ 44,827	$ 25,511,529	$ (25,894,374)	$ (338,018)
Balance, shares at Jun. 30, 2018	44,826,564